INVESTMENTS - Equity securities without readily determinable fair values (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2017
Investment income (loss)	¥ (140)	$ (21)	¥ (164)	¥ (97)
Covid 19
Impairment of equity securities with out readily determinable fair value	¥ 45
Cjia Group
Equity interest owned (as a percent)	15.00%			17.00%	17.00%		23.00%
Convertible notes term							60 months
Original value of convertible notes invested							¥ 52
Amount invested in convertible note						¥ 200
Gain recognized on deemed disposal			9			¥ 40
Consideration for purchase of investments | $					$ 45
Investment income (loss)	¥ (49)		¥ (45)	¥ (38)
Equity Method Investments	¥ 0
OYO
Equity interest owned (as a percent)								1.00%